Valuation adjustments - FVTOCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Net Valuation Gains (Losses), Financial assets at fair value through other comprehensive income	$ (6,705)	$ (6,724)	$ 3,565
Financial assets at fair value through other comprehensive income	315,549	395,829
Debt instruments
Financial instruments
Valuation Gains, Financial assets at fair value through other comprehensive income	682	1,972
Valuation Losses, Financial assets at fair value through other comprehensive income	(7,387)	(8,695)
Net Valuation Gains (Losses), Financial assets at fair value through other comprehensive income	(6,705)	(6,724)
Financial assets at fair value through other comprehensive income	313,906	390,974
Loans and advances - Customers
Financial instruments
Financial assets at fair value through other comprehensive income	946	4,056
Equity investments
Financial instruments
Valuation Gains, Financial assets at fair value through other comprehensive income		(76)
Valuation Losses, Financial assets at fair value through other comprehensive income	(18)
Net Valuation Gains (Losses), Financial assets at fair value through other comprehensive income	(18)	(76)
Financial assets at fair value through other comprehensive income	$ 697	$ 799	$ 768	$ 642